Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Summary Of Accounting Policies [Abstract]
New standards and amendments
New amendments effective from January 1, 2026
In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments which amended IFRS 9 — Financial Instruments and IFRS 7 — Financial Instruments: Disclosures, with the aim of addressing diversity in practice by making the requirements more understandable and consistent. The amendments: (a) clarify the date of recognition and derecognition of certain financial assets and liabilities, with a new exception for certain financial liabilities settled through an electronic cash transfer system to be derecognized before the settlement date if certain criteria are met; (b) clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion; (c) add new disclosures for certain instruments with contractual terms that can change cash flows (such as certain instruments with features linked to the achievement of environment, social and governance (“ESG”) targets), and (d) update the disclosures for equity instruments designated at fair value through other comprehensive income (“FVOCI”). The amendments were effective from January 1, 2026 and there was no impact to the Group from their adoption.
In July 2024, the IASB issued Annual Improvements to IFRS Accounting Standards — Volume 11 which contains amendments to five standards as result of the IASB’s annual improvements project. The IASB uses the annual improvements process to make necessary, but non-urgent, amendments to IFRS Accounting Standards that will not be included as part of another major project. The amended standards are: IFRS 1 — First-time Adoption of International Financial Reporting Standards, IFRS 7 — Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7; IFRS 9 — Financial Instruments; IFRS 10 — Consolidated Financial Statements, and IAS 7 — Statement of Cash Flows. The amendments were effective from January 1, 2026 and there was no impact to the Group from their adoption.
In December 2024, the IASB issued Amendments for nature-dependent electricity contracts which amended IFRS 9 — Financial Instruments and IFRS 7 — Financial Instruments: Disclosures to help companies better report the financial effects of nature-dependent electricity contracts, which are often structured as power purchase agreements (PPAs), in the light of the increased use of these contracts. The amendments were effective from January 1, 2026 and there was no impact to the Group from their adoption.
In November 2025, the IASB issued Amendments to Illustrative Examples on IFRS 7, IFRS 18, IAS 1, IAS 8, IAS 36 and IAS 37 - Disclosures about Uncertainties in the Financial Statements — These amendments add to that guidance examples that illustrate how an entity applies the requirements in the Standards to report the effects of uncertainties in its financial statements. As accompanying materials to IFRS Accounting Standards, these illustrative examples do not have an effective date. However, companies are expected to implement any changes in their reporting on a timely basis. There were no impacts to the Group’s financial statements as a result of these illustrative examples.
New standards and amendments not yet effective
In April 2024, the IASB issued IFRS 18 — Presentation and Disclosure in Financial Statements, primarily in response to investors’ concerns about comparability and transparency of entities’ performance reporting. IFRS 18 replaces IAS 1 — Presentation of Financial Statements, carrying forward many of the requirements in IAS 1 unchanged and complementing them with new requirements. In addition, some IAS 1 paragraphs have been moved to IAS 8 — Accounting Policies, Changes in Accounting Estimates and Errors and IFRS 7 — Financial Instruments: Disclosures. Furthermore, the IASB has made minor amendments to IAS 7 — Statement of Cash Flows and IAS 33 — Earnings Per Share. IFRS 18 introduces new requirements to: (i) present specified categories and defined subtotals in the statement of profit or loss; (ii) provide disclosures related to management-defined performance measures (MPMs) in the notes to the financial statements, and (iii) improve aggregation and disaggregation. The Group currently presents various non-IFRS financial measures (also referred to as alternative performance measures) to its investors that may meet the definition of a management-defined performance measure under IFRS 18, including Adjusted EBIT, Adjusted EBITDA and Adjusted Profit. The standard is effective on or after January 1, 2027 and the Group is evaluating the impacts from its adoption.
In May 2024, the IASB issued IFRS 19 — Subsidiaries without Public Accountability: Disclosures, which permits eligible subsidiaries to use IFRS Accounting Standards with reduced disclosures better suited to the needs of the users of their financial statements, as well as to keep only one set of accounting records to meet the needs of both their parent company and the users of their financial statements. In August 2025, the IASB issued amendments to IFRS 19 that will provide reduced disclosure requirements for new and amended IFRS Accounting Standards issued between February 2021 and May 2024 that were not considered when IFRS 19 was first issued. The standard and amendments are effective on or after January 1, 2027 and earlier application is permitted. The Group does not expect any impact from their adoption.
In November 2025, the IASB issued Amendments for translation to a hyperinflationary presentation currency which amended IAS 21 — The Effects of Changes in Foreign Exchange Rates, to clarify how companies should translate financial statements from a non-hyperinflationary currency into a hyperinflationary one. The amendments are effective on or after January 1, 2027. The Group does not expect any impact from their adoption.

Scope of consolidation
Scope of consolidation
The following changes in the scope of consolidation of the Group occurred during the six months ended June 30, 2026:
•In April 2026, the Group acquired the remaining shares not previously owned in its subsidiaries E. Z. Thai Holding Ltd and The Italian Fashion Co. LTD (both incorporated in Thailand), increasing its ownership interest in both companies to 100% from 49% and 65%, respectively.